Prepayment from Customer (Details) - Klingon Aerospace, Inc. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Mar. 09, 2015	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayment from Customer (Textual)
Purchase agreement terms	10 years
Purchase price of equipment	$ 909,000	$ 762,000	$ 762,000	$ 762,000